Mid-Cap Index Portfolio
Schedule of Investments (unaudited)
As of March 31, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (2.7%)
	Newmont Corp.	394,096	19,027
	Fastenal Co.	200,555	15,553
	International Paper Co.	184,007	9,817
	Nucor Corp.	80,626	9,703
	International Flavors & Fragrances Inc.	89,478	6,944
	LyondellBasell Industries NV Class A	90,727	6,387
	Avery Dennison Corp.	27,588	4,910
	Steel Dynamics Inc.	25,256	3,159
	CF Industries Holdings Inc.	29,603	2,313
			77,813
Consumer Discretionary (13.1%)
	Royal Caribbean Cruises Ltd.	84,699	17,401
*	Copart Inc.	304,063	17,207
	Yum! Brands Inc.	97,610	15,360
	Ford Motor Co.	1,361,152	13,652
	Electronic Arts Inc.	91,142	13,172
	DR Horton Inc.	99,140	12,604
*	Take-Two Interactive Software Inc.	58,632	12,152
*	ROBLOX Corp. Class A	205,638	11,987
	Garmin Ltd.	53,822	11,686
	eBay Inc.	167,504	11,345
*	AutoZone Inc.	2,934	11,187
*	Lululemon Athletica Inc.	38,760	10,971
	Tractor Supply Co.	185,897	10,243
	Delta Air Lines Inc.	225,913	9,850
	Hilton Worldwide Holdings Inc.	42,078	9,575
*	Carvana Co.	44,542	9,313
*	Trade Desk Inc. Class A	158,264	8,660
	Darden Restaurants Inc.	40,981	8,514
	Lennar Corp. Class A	73,805	8,471
*	Warner Bros Discovery Inc.	772,454	8,288
	General Motors Co.	174,048	8,186
*	United Airlines Holdings Inc.	115,030	7,943
*	Live Nation Entertainment Inc.	57,183	7,467
	Ross Stores Inc.	57,723	7,376
	PulteGroup Inc.	70,815	7,280
	Expedia Group Inc.	43,157	7,255
*	NVR Inc.	994	7,201
	Southwest Airlines Co.	207,399	6,964
	Dollar General Corp.	76,969	6,768
*	Carnival Corp.	346,306	6,763
*	Ulta Beauty Inc.	16,234	5,950
	Genuine Parts Co.	48,584	5,788
	Omnicom Group Inc.	68,639	5,691
	Rollins Inc.	101,467	5,482
*	Dollar Tree Inc.	71,344	5,356
*	Burlington Stores Inc.	22,169	5,284
	Domino's Pizza Inc.	10,780	4,953
	Best Buy Co. Inc.	67,197	4,946
	Estee Lauder Cos. Inc. Class A	73,601	4,858
	Las Vegas Sands Corp.	112,513	4,346
	News Corp. Class A	158,482	4,314
	Fox Corp. Class A	70,193	3,973
*	Aptiv plc	40,065	2,384
	Fox Corp. Class B	39,282	2,071
	Warner Music Group Corp. Class A	45,646	1,431
	Lennar Corp. Class B	6,899	752
	News Corp. Class B	15,655	475
			372,895
Consumer Staples (6.7%)
	Cencora Inc.	60,963	16,953

		Shares	Market Value ($000)
	Kenvue Inc.	668,543	16,032
	Kroger Co.	227,753	15,417
	Corteva Inc.	242,103	15,236
	Keurig Dr Pepper Inc.	427,075	14,614
	Sysco Corp.	171,102	12,839
	General Mills Inc.	192,811	11,528
	Constellation Brands Inc. Class A	53,720	9,859
	Church & Dwight Co. Inc.	86,032	9,471
	Kraft Heinz Co.	292,595	8,904
	Hershey Co.	51,698	8,842
	Kimberly-Clark Corp.	58,031	8,253
	Archer-Daniels-Midland Co.	167,824	8,057
	Kellanova	96,625	7,971
	McCormick & Co. Inc. (Non-Voting)	88,364	7,273
	Tyson Foods Inc. Class A	99,950	6,378
	Clorox Co.	43,022	6,335
	Brown-Forman Corp. Class B	100,920	3,425
	Hormel Foods Corp.	105,461	3,263
	Brown-Forman Corp. Class A	14,537	487
			191,137
Energy (6.6%)
	ONEOK Inc.	218,322	21,662
	Cheniere Energy Inc.	74,305	17,194
	Hess Corp.	102,362	16,350
	Targa Resources Corp.	76,263	15,289
	Baker Hughes Co.	346,210	15,216
	Valero Energy Corp.	110,146	14,547
	Williams Cos. Inc.	213,194	12,741
	Occidental Petroleum Corp.	229,719	11,339
	Diamondback Energy Inc.	65,793	10,519
	Kinder Morgan Inc.	330,291	9,423
	Devon Energy Corp.	227,030	8,491
	Marathon Petroleum Corp.	54,678	7,966
	Coterra Energy Inc.	254,017	7,341
	Halliburton Co.	273,406	6,936
	EQT Corp.	104,589	5,588
	Texas Pacific Land Corp.	3,412	4,521
*	First Solar Inc.	17,760	2,245
[1]	Venture Global Inc. Class A	23,735	245
			187,613
Financials (13.9%)
	Arthur J Gallagher & Co.	89,062	30,748
	Allstate Corp.	92,667	19,189
	Ameriprise Financial Inc.	33,607	16,269
	Discover Financial Services	87,958	15,014
	MSCI Inc.	25,797	14,588
	Prudential Financial Inc.	123,764	13,822
	Hartford Insurance Group Inc.	99,783	12,346
	Nasdaq Inc.	160,881	12,204
*	Coinbase Global Inc. Class A	69,816	12,024
	Arch Capital Group Ltd.	124,975	12,020
	Willis Towers Watson plc	34,858	11,780
*	Robinhood Markets Inc. Class A	268,534	11,176
	Brown & Brown Inc.	84,996	10,574
	M&T Bank Corp.	57,472	10,273
	Broadridge Financial Solutions Inc.	40,928	9,923
	Ares Management Corp. Class A	65,917	9,664
	Apollo Global Management Inc.	69,834	9,563
	Fifth Third Bancorp	232,825	9,127
	American International Group Inc.	103,774	9,022
	Raymond James Financial Inc.	64,508	8,961
	LPL Financial Holdings Inc.	26,840	8,780
	State Street Corp.	95,864	8,583
	Cboe Global Markets Inc.	36,628	8,289
	Cincinnati Financial Corp.	54,760	8,089
*	Markel Group Inc.	4,245	7,937
	Huntington Bancshares Inc.	508,648	7,635
	T. Rowe Price Group Inc.	77,904	7,157
	W R Berkley Corp.	99,528	7,082

		Shares	Market Value ($000)
	Regions Financial Corp.	316,217	6,871
	Principal Financial Group Inc.	78,948	6,661
	Northern Trust Corp.	65,073	6,419
	KeyCorp	386,846	6,186
	FactSet Research Systems Inc.	13,282	6,039
	Tradeweb Markets Inc. Class A	40,569	6,023
	Interactive Brokers Group Inc. Class A	36,209	5,996
	Citizens Financial Group Inc.	145,383	5,956
	Fidelity National Financial Inc.	91,006	5,923
	Loews Corp.	59,634	5,481
	Everest Group Ltd.	15,009	5,453
	Corebridge Financial Inc.	87,379	2,759
	Blue Owl Capital Inc. Class A	106,731	2,139
[1]	Rocket Cos. Inc. Class A	48,270	583
			394,328
Health Care (7.9%)
*	Edwards Lifesciences Corp.	206,246	14,949
	GE HealthCare Technologies Inc.	151,912	12,261
*	Alnylam Pharmaceuticals Inc.	45,270	12,224
*	IDEXX Laboratories Inc.	28,439	11,943
*	Veeva Systems Inc. Class A	51,094	11,835
	Agilent Technologies Inc.	99,753	11,669
	Cardinal Health Inc.	84,469	11,637
	ResMed Inc.	51,357	11,496
	Humana Inc.	42,187	11,163
*	Centene Corp.	173,468	10,531
*	IQVIA Holdings Inc.	58,505	10,314
*	Dexcom Inc.	136,678	9,334
	Zimmer Biomet Holdings Inc.	69,646	7,883
	STERIS plc	34,376	7,791
*	Waters Corp.	20,787	7,661
*	Biogen Inc.	51,219	7,009
	Labcorp Holdings Inc.	29,292	6,817
	Quest Diagnostics Inc.	38,841	6,572
*	Molina Healthcare Inc.	19,426	6,399
	Baxter International Inc.	179,092	6,130
*	Cooper Cos. Inc.	70,001	5,905
	West Pharmaceutical Services Inc.	25,315	5,668
	Royalty Pharma plc Class A	128,630	4,004
*	Insulet Corp.	12,263	3,220
*	Hologic Inc.	39,183	2,420
*	Illumina Inc.	27,659	2,195
*	Align Technology Inc.	12,384	1,967
	Viatris Inc.	208,489	1,816
*	Moderna Inc.	60,642	1,719
			224,532
Industrials (19.5%)
	TransDigm Group Inc.	18,632	25,773
	CRH plc	236,551	20,809
	Howmet Aerospace Inc.	141,633	18,374
	Carrier Global Corp.	287,038	18,198
	PACCAR Inc.	183,523	17,870
	Cummins Inc.	48,077	15,069
	WW Grainger Inc.	15,177	14,992
*	Fair Isaac Corp.	8,112	14,960
	Verisk Analytics Inc.	49,064	14,602
	Otis Worldwide Corp.	138,686	14,312
	United Rentals Inc.	22,836	14,311
	AMETEK Inc.	80,676	13,888
	Fidelity National Information Services Inc.	185,219	13,832
	L3Harris Technologies Inc.	65,857	13,785
*	Axon Enterprise Inc.	25,333	13,324
	Quanta Services Inc.	51,825	13,173
	Cintas Corp.	59,978	12,327
	Ingersoll Rand Inc.	140,951	11,280
	Ferguson Enterprises Inc.	69,920	11,203
	Old Dominion Freight Line Inc.	66,904	11,069
	Westinghouse Air Brake Technologies Corp.	59,745	10,835
	Vulcan Materials Co.	46,198	10,778

		Shares	Market Value ($000)
*	Block Inc. Class A	195,627	10,628
	Equifax Inc.	43,372	10,564
	Rockwell Automation Inc.	39,545	10,218
	Martin Marietta Materials Inc.	21,324	10,196
	Xylem Inc.	84,963	10,150
	DuPont de Nemours Inc.	131,595	9,828
	Johnson Controls International plc	115,445	9,248
*	Keysight Technologies Inc.	60,480	9,058
	Fortive Corp.	119,038	8,711
	PPG Industries Inc.	79,391	8,681
*	Mettler-Toledo International Inc.	7,317	8,641
	Dow Inc.	244,894	8,552
	Global Payments Inc.	86,622	8,482
	Dover Corp.	48,005	8,434
*	Teledyne Technologies Inc.	16,386	8,155
*	Corpay Inc.	23,170	8,080
	Veralto Corp.	82,278	8,018
	Synchrony Financial	136,034	7,202
	Packaging Corp. of America	31,434	6,225
	Snap-on Inc.	18,341	6,181
	Expeditors International of Washington Inc.	48,208	5,797
	TransUnion	68,308	5,669
*	Trimble Inc.	85,842	5,636
	HEICO Corp. Class A	26,420	5,574
	Jacobs Solutions Inc.	42,798	5,174
	Masco Corp.	74,024	5,148
	Ball Corp.	98,771	5,143
*	Zebra Technologies Corp. Class A	17,944	5,070
	JB Hunt Transport Services Inc.	27,942	4,134
	HEICO Corp.	14,414	3,851
	Hubbell Inc. Class B	9,371	3,101
	Textron Inc.	31,880	2,303
			556,616
Real Estate (7.7%)
	Realty Income Corp.	311,746	18,084
	Welltower Inc.	112,128	17,179
	Digital Realty Trust Inc.	117,721	16,868
	Crown Castle Inc.	151,973	15,840
*	CBRE Group Inc. Class A	104,918	13,721
	VICI Properties Inc. Class A	364,745	11,898
*	CoStar Group Inc.	147,479	11,685
	Extra Space Storage Inc.	74,128	11,007
	AvalonBay Communities Inc.	49,743	10,676
	Ventas Inc.	152,885	10,512
	Equity Residential	126,177	9,032
	Simon Property Group Inc.	54,210	9,003
	Iron Mountain Inc.	102,750	8,841
	SBA Communications Corp.	37,647	8,283
	Weyerhaeuser Co.	253,877	7,434
	Invitation Homes Inc.	203,661	7,098
	Essex Property Trust Inc.	22,512	6,901
	Mid-America Apartment Communities Inc.	40,913	6,856
	Sun Communities Inc.	44,598	5,737
	Alexandria Real Estate Equities Inc.	60,449	5,592
	UDR Inc.	57,829	2,612
	Healthpeak Properties Inc.	122,155	2,470
	WP Carey Inc.	38,217	2,412
	Lineage Inc.	9,939	583
			220,324
Technology (12.1%)
	Amphenol Corp. Class A	423,512	27,778
*	DoorDash Inc. Class A	114,328	20,896
	TE Connectivity plc	104,329	14,744
	Cognizant Technology Solutions Corp. Class A	172,939	13,230
	Corning Inc.	269,575	12,341
*	Atlassian Corp. Class A	57,347	12,170
*	MicroStrategy Inc. Class A	42,077	12,129
*	Cloudflare Inc. Class A	102,420	11,542
*	Fortinet Inc.	114,290	11,002

		Shares	Market Value ($000)
*	Gartner Inc.	25,521	10,712
*	Datadog Inc. Class A	105,398	10,456
*	HubSpot Inc.	17,327	9,899
*	ANSYS Inc.	30,658	9,705
	Vertiv Holdings Co. Class A	133,169	9,615
	Monolithic Power Systems Inc.	16,208	9,400
	HP Inc.	329,827	9,133
	Microchip Technology Inc.	188,113	9,107
*	GoDaddy Inc. Class A	49,446	8,907
*	Tyler Technologies Inc.	15,046	8,748
*	Snowflake Inc. Class A	51,971	7,596
	CDW Corp.	46,358	7,429
*	VeriSign Inc.	28,139	7,144
	Hewlett Packard Enterprise Co.	459,579	7,091
*	Zscaler Inc.	32,220	6,393
	Seagate Technology Holdings plc	74,101	6,295
	NetApp Inc.	71,162	6,251
	SS&C Technologies Holdings Inc.	73,699	6,156
*	Pinterest Inc. Class A	197,889	6,135
*	Zoom Communications Inc.	82,571	6,091
*	Super Micro Computer Inc.	176,585	6,046
*	Okta Inc.	57,267	6,026
*	ON Semiconductor Corp.	147,519	6,002
	Gen Digital Inc.	193,722	5,141
*	Western Digital Corp.	121,471	4,911
	Teradyne Inc.	56,478	4,665
*	MongoDB Inc.	24,707	4,334
*	Snap Inc. Class A	377,754	3,290
	Leidos Holdings Inc.	22,904	3,091
*	Akamai Technologies Inc.	26,257	2,114
	Bentley Systems Inc. Class B	27,949	1,099
			344,814
Telecommunications (0.9%)
	Motorola Solutions Inc.	58,380	25,559
Utilities (8.7%)
	Constellation Energy Corp.	110,198	22,219
	Waste Connections Inc.	90,263	17,618
	Exelon Corp.	351,318	16,189
	Xcel Energy Inc.	208,146	14,735
	Public Service Enterprise Group Inc.	174,321	14,347
	Vistra Corp.	118,973	13,972
	Consolidated Edison Inc.	123,419	13,649
	Entergy Corp.	150,487	12,865
	PG&E Corp.	747,279	12,838
	WEC Energy Group Inc.	111,100	12,108
	American Water Works Co. Inc.	68,177	10,058
	Ameren Corp.	93,217	9,359
	PPL Corp.	245,349	8,860
	DTE Energy Co.	61,529	8,508
	Dominion Energy Inc.	149,032	8,356
	CenterPoint Energy Inc.	227,997	8,260
	Edison International	135,445	7,980
	Eversource Energy	128,322	7,970
	CMS Energy Corp.	104,543	7,852
	FirstEnergy Corp.	191,555	7,743
	Alliant Energy Corp.	89,871	5,783
	NiSource Inc.	82,066	3,290
	Evergy Inc.	38,117	2,628
			247,187
Total Common Stocks (Cost $2,162,572)			2,842,818

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund (Cost $4,194)	4.342%	41,941	4,194
Total Investments (100.0%) (Cost $2,166,766)				2,847,012
Other Assets and Liabilities—Net (0.0%)				486
Net Assets (100%)				2,847,498
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $282.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $305 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2025	7	1,979	(54)
E-mini S&P Mid-Cap 400 Index	June 2025	10	2,938	(84)
				(138)

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2025, 100% of the market value of the portfolio's investments and derivatives was determined based on Level 1 inputs.